Convertible Preferred Shares and Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 28, 2019	Mar. 31, 2008	Aug. 31, 2019	Feb. 28, 2019	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2016
Convertible Preferred Shares and Warrants (Details) [Line Items]
Convertible preferred shares (in Shares)						12,520,977
Carrying value (in Dollars)						$ 106,300
Annual interest percentage						6.00%
Issuance of warrants cost (in Dollars)						$ 1
Preferred shares (in Shares)						0		12,520,977
Dividend rights, description						the holders of Series A, A-1, B, B-1, C-1, C-2 , D-1, D-3, E and E-1 convertible preferred shares were entitled to receive on a pari passu basis, prior and in preference to the declaration or payment of any dividend or distribution to the holders of any other class of shares on an as-converted basis if any dividend or distribution was declared by the Company’s board of directors, an amount equal to 6% per annum of the applicable original issue price for such preferred shares (the “Preference Dividend”).
Liquudation rights, description						Holders of Series E-1, E preferred shares and D preferred shares were entitled to receive an amount equal to the original issuance price thereof, times 1.3, plus 6% annual interest, on the original issue price, compounded annually from the date of issuance and up to the date of liquidation for each of their shares plus an amount equal to the declared but unpaid dividends, less the any dividend preference amount previously declared and actually paid.
Securities Purchase Agreement [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Aggregate amount (in Dollars)					$ 35,000
Proceeds from debt issued (in Dollars)					$ 15,577
Converted shares (in Shares)							274,434
Private Placement Memorandum [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Share price	$ 13.30
Proceeds from debt issued (in Dollars)	$ 50,000			$ 30,717
Issuance costs in cash (in Dollars)	3,142
Issuance of warrants cost (in Dollars)	$ 680
Warrant [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Warrants to purchase, description			in connection with a March 2008 Founders and Share Purchase Agreement, the Company granted to an investor warrants to purchase Preferred A shares (the “A warrants”), with an exercise price of NIS 0.84 ($0.23). The A warrants may be converted at any time until the earlier of (1) consummation of an initial public offering on certain stock exchanges as set forth in the warrant terms, with net proceeds to the Company of at least $15,000 (and pre-money valuation of at least $75,000), (2) merger or consolidation of the Company with another company, and (3) the sale of substantially all of the Company’s assets or substantially all of the shares to another party.
Series A Convertible Preferred [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Share price						$ 1.51
Series A Convertible Preferred [Member] | Warrant [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Warrants issued (in Shares)						17,925
Series A-1 Convertible Preferred Shares [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Share price						$ 1.76
Preferred shares (in Shares)								798,950
Series B Convertible Preferred [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Share price						$ 3.60
Series B-1 Convertible Preferred Shares [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Share price						$ 5.06
Preferred shares (in Shares)								1,751,309
Series C-1 Convertible Preferred Shares [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Share price						$ 6.95
Preferred shares (in Shares)								645,923
Series C-2 Convertible Preferred Shares [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Share price						$ 9.23
Preferred shares (in Shares)								410,197
Series E Convertible Preferred [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Share price						$ 13.30
Series E-1 Convertible Preferred Shares [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Share price					$ 13.30
Proceeds from debt issued (in Dollars)					$ 187
Shares issued (in Shares)					1,187,887
Preferred shares (in Shares)						158,967		4,058,986
Beneficial feature value (in Dollars)						$ 2,114
Series E-1 Convertible Preferred Shares [Member] | Private Placement Memorandum [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Shares issued (in Shares)				2,596,665
Series E-1 Convertible Preferred Shares [Member] | Warrant [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Warrants issued (in Shares)						200,596
Series D-2 Convertible Preferred Shares [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Preferred shares (in Shares)
Series D-2 Convertible Preferred Shares [Member] | Warrant [Member]
Convertible Preferred Shares and Warrants (Details) [Line Items]
Share price									$ 9.23
Shares issued (in Shares)									2,775,398
Warrants to purchase, description		in connection with 2019 PPM, the Company included the following as part of its issuance costs: (i) warrants to purchase up to 200,596 E-1 Preferred shares (the “E-1 warrants”) at a price per share of $15.95 against payment of a total exercise amount of up to $3,200 and (ii) a cash fee of 10% of any new investment that were introduced by National Securities. The survival of E-1 warrants is limited to a period ending upon 4 years from closing.
Warrants issued (in Shares)						648,519